Commitments	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments	Commitments
The following table summarizes the Company’s commitments to pay for gold and silver to which it has the contractual right pursuant to the associated agreements:

	Attributable Payable Production to be Purchased		Per Ounce Cash Payment		Term of Agreement	Date of Contract
Stream interests	Gold	Silver	Gold	Silver
Blyvoor Gold Stream	10%	—	Lesser of spot price or $572	—	Expires at 10,320,000 oz. delivered	Aug. 2018
Bonikro Gold Stream	6%	—	Lesser of spot price or $400	—	Life of mine	Oct. 2019
Greenstone Gold Stream	5.938% until 120,333 ounces of gold have been delivered and 3.958% thereafter	—	20% of spot price and $30 for ESG component	—	40 years from October 28, 2021	Oct. 2021
Mercedes Gold and Silver Stream	1,000 oz. per quarter	100%	—	20% of spot price	Silver: 40 years from April 7, 2021 Gold: 1,000 oz. per quarter and up to 8,000 oz.	Jan. 2019, Mar. 2020 and Apr. 2021
Platreef Gold Stream	37.5% until 131,250 ounces of gold have been delivered and 30% thereafter until 256,980 ounces of gold have been delivered and 5% thereafter	—	$100 per ounce until 256,980 ounces of gold have been delivered and 80% of spot price thereafter	—	Subject to certain clauses, up to 40 years from December 7, 2021	Dec. 2021
South Arturo Silver Stream	—	100%	—	20% of spot price	40 years from April 7, 2021	Apr. 2021
Woodlawn Silver Stream	—	80%	—	20% of spot price	10 years after mining activity ceases	Jun. 2017 and Oct. 2019
Refer to Note 9 for specific delivery terms of each stream agreement and contractual obligations related to the acquisition of the Greenstone Gold Stream and the Platreef Gold Stream.